FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Mar. 31, 2026
FAIR VALUE MEASUREMENT [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table presents information about the Group’s financial assets that were measured at fair value on a recurring basis as of March 31, 2026 and 2025 and indicates the fair value hierarchy of the valuation techniques the Group utilized to determine such fair value.

Financial instruments owned, at fair value

	As of March 31,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
Description	2026	(Level 1)	(Level 2)	(Level 3)

Equity securities	$1,815,017	$1,815,017	$—	$—
Equity total return swap	759,640	—	759,640	—
Total	$2,574,657	$1,815,017	$759,640	$—